As filed with the Securities and Exchange Commission on May 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Bridges Investment Fund, Inc.
Schedule of Investments
March 31, 2006
(Unaudited)

		Number
Title of Security		of Shares	Cost	Value

COMMON STOCKS - 91.97%
Air Freight & Logistics - 3.28%
Expeditors International Washington, Inc.		12,000	$444,176	$1,036,680
FedEx Corp.		15,000	1,136,870	1,694,100
			$1,581,046	$2,730,780
Beverages - 1.74%
PepsiCo, Inc.		25,000	$698,139	$1,444,750
Biotechnology - 2.19%
Amgen, Inc. (a)		25,000	$1,222,615	$1,818,750
Capital Markets - 3.85%
The Goldman Sachs Group, Inc.		13,000	$1,281,397	$2,040,480
Legg Mason, Inc.		2,000	216,360	250,660
State Street Corp.		15,000	62,367	906,450
			$1,560,124	$3,197,590
Commercial Banks - 1.92%
Wells Fargo & Co.		25,000	$1,122,293	$1,596,750
Commercial Services & Supplies - 1.50%
West Corp. (a)		28,000	$608,951	$1,250,480
Communications Equipment - 4.04%
Cisco Systems, Inc. (a)		50,000	$546,887	$1,083,500
QUALCOMM, Inc.		45,000	1,727,620	2,277,450
			$2,274,507	$3,360,950
Computers & Peripherals - 0.35%
SanDisk Corp. (a)		5,000	$265,632	$287,600
Consumer Finance - 6.68%
Capital One Financial Corp.		53,500	$1,935,422	$4,307,820
Nelnet, Inc. (a)		30,000	600,289	1,249,500
			$2,535,711	$5,557,320
Depository Institutions - 1.28%
First National of Nebraska, Inc.		225	$387,969	$1,060,875
Diversified Financial Services - 1.14%
Citigroup, Inc.		20,000	$940,437	$944,600
Energy Equipment & Services - 2.15%
Nabors Industries Ltd. (a)		25,000	$1,745,323	$1,789,500
Food & Staples Retailing - 1.70%
Wal-Mart Stores, Inc.		30,000	$1,442,592	$1,417,200
Health Care Equipment & Supplies - 4.97%
Medtronic, Inc.		35,000	$1,841,528	$1,776,250
Stryker Corp.		15,000	620,307	665,100
Zimmer Holdings, Inc. (a)		25,000	1,734,289	1,690,000
			$4,196,124	$4,131,350
Health Care Providers & Services - 4.62%
Express Scripts, Inc. (a)		10,000	$521,574	$879,000
Omnicare, Inc.		30,000	1,012,731	1,649,700
Wellpoint, Inc. (a)		17,000	1,188,129	1,316,310
			$2,722,434	$3,845,010
Hotels Restaurants & Leisure - 3.02%
Carnival Corp.		20,000	$778,740	$947,400
Harrah's Entertainment, Inc.		20,000	656,022	1,559,200
			$1,434,762	$2,506,600
Household Durables - 2.34%
Centex Corp.		10,000	$238,696	$619,900
DR Horton, Inc.		40,000	407,704	1,328,800
			$646,400	$1,948,700
Insurance - 3.02%
American International Group, Inc.		22,000	$1,304,817	$1,453,980
Berkshire Hathaway, Inc. (a)		350	492,609	1,054,200
			$1,797,426	$2,508,180
Internet & Catalog Retail - 1.17%
eBay, Inc. (a)		25,000	$418,062	$976,500
IT Services - 3.28%
First Data Corp.		40,000	$1,488,450	$1,872,800
Fiserv, Inc. (a)		20,000	664,527	851,000
			$2,152,977	$2,723,800
Media - 1.67%
Comcast Corp. (a)		20,000	$601,925	$522,400
The McGraw-Hill Companies, Inc.		15,000	664,690	864,300
			$1,266,615	$1,386,700
Multiline Retail - 1.56%
Target Corp.		25,000	$587,011	$1,300,250
Oil & Gas - 7.03%
Anadarko Petroleum Corp.		20,000	$1,349,605	$2,020,200
Apache Corp.		15,000	956,067	982,650
Chesapeake Energy Corp.		35,000	1,103,417	1,099,350
ChevronTexaco Corp.		30,000	889,181	1,739,100
			$4,298,270	$5,841,300
Petroleum Refining - 1.24%
BP PLC - ADR		15,000	$368,832	$1,034,100
Pharmaceuticals - 4.68%
Allergan, Inc.		10,000	$782,197	$1,085,000
Johnson & Johnson		30,000	1,197,391	1,776,600
Teva Pharmaceutical Industries, Ltd. - ADR		25,000	667,699	1,029,500
			$2,647,287	$3,891,100
Semiconductor & Semiconductor Equipment - 2.32%
Applied Materials, Inc.		40,000	$662,576	$700,400
Broadcom Corp. (a)		10,500	363,637	453,180
Intel Corp.		25,000	483,548	483,750
Microsemi Corp. (a)		10,000	281,001	291,100
			$1,790,762	$1,928,430
Software - 3.26%
Fair Isaac Corp.		18,000	$234,627	$713,160
Microsoft Corp.		30,000	266,000	816,300
Symantec Corp. (a)		70,000	1,474,147	1,178,100
			$1,974,774	$2,707,560
Specialty Retail - 9.59%
Best Buy Co, Inc.		60,000	$1,289,376	$3,355,800
Home Depot, Inc.		40,000	1,088,425	1,692,000
Lowe's Cos, Inc.		20,000	1,111,622	1,288,800
O'Reilly Automotive, Inc. (a)		25,000	587,889	914,000
Williams-Sonoma, Inc. (a)		17,000	638,005	720,800
			$4,715,317	$7,971,400
Textiles, Apparel & Luxury Goods - 1.02%
Nike, Inc.		10,000	$829,360	$851,000
Thrifts & Mortgage Finance - 1.10%
Freddie Mac		15,000	$759,742	$915,000
Tobacco - 4.26%
Altria Group, Inc.		50,000	$2,163,222	$3,543,000
TOTAL COMMON STOCKS (Cost $51,154,716)			$51,154,716	$76,467,125
PREFERRED STOCKS - 0.91%
Non-depository Credit Institutions - 0.30%
Harris Preferred Capital Corp.		10,000	$250,000	$251,500
Real Estate - 0.61%
Equity Office Properties Trust		10,000	$272,179	$254,400
Public Storage, Inc.		10,000	270,038	252,300
			$542,217	$506,700
TOTAL PREFERRED STOCKS (Cost $792,217)			$792,217	$758,200

U.S. TREASURY OBLIGATIONS - 0.44%
United States Treasury Bonds - 0.44%
7.500% due 11/15/2016		300,000	$305,835	$362,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $305,835)			$305,835	$362,508
		Principal
		Amount	Cost	Value
CORPORATE BONDS - 3.82%
Depository Institutions - 0.33%
MBNA Corporation Senior Note 7.500% due 03/15/2012		$250,000	$262,356	$274,924
Diversified Telecommunication Services - 0.41%
Level 3 Communications, Inc. 11.500% due 03/01/2010		350,000	$290,598	$340,375
(Acquired 01/13/2006, Cost $288,960) (b)
Electric Services - 0.25%
MidAmerican Energy Holdings Co. 7.630% due 10/15/2007		200,000	$200,000	$206,168
Electric Utilities - 0.35%
Duke Capital Corp. 8.000% due 10/01/2019		250,000	$274,582	$291,971
Food Products - 0.31%
Kraft Foods, Inc. 6.250% due 06/01/2012		250,000	$260,368	$257,531
General Merchandise Stores - 0.19%
Dillard Department Stores, Inc. 7.850% due 10/01/2012		150,000	$150,690	$154,125
Health Care Providers & Services - 0.32%
Cardinal Health, Inc. 6.750% due 02/15/2011		250,000	$256,647	$261,849
Hotels, Rooming Houses, Camps, And Other Lodging Places - 0.32%
Marriott International, Inc. 7.875% due 09/15/2009		250,000	$250,034	$267,505
Multiline Retail - 0.32%
JCPenney Co., Inc. 7.400% due 04/01/2037		250,000	$263,475	$269,552
Semiconductor & Semiconductor Equipment - 0.32%
Applied Materials, Inc. 7.125% due 10/15/2017		250,000	$255,417	$267,297
Tobacco - 0.31%
R.J. Reynolds Holdings, Inc. 7.250% due 06/01/2012		250,000	$257,858	$258,125
Transportation Equipment - 0.39%
Ford Motor Credit Co. 7.875% due 06/15/2010		350,000	$341,301	$328,113
TOTAL CORPORATE BONDS (Cost $3,063,326)			$3,063,326	$3,177,535

SHORT TERM INVESTMENTS - 2.48%
Commercial Paper - 1.68%
Prudential Funding Corp.
4.750% due 04/04/2006		$600,000	$599,770	$599,770
General Electric Capital Corp.
4.620% due 04/07/2006		800,000	799,389	799,389
			1,399,159	1,399,159
Mutual Funds - 0.80%		Shares
SEI Daily Income Trust Treasury Fund 4.230%
		660,287	$660,287	$660,287
TOTAL SHORT TERM INVESTMENTS (Cost $2,059,446)			$2,059,446	$2,059,446
Total Investments (Cost $57,375,540) - 99.62%				$82,824,814
Other Assets in Excess of Liabilities - 0.38%				316,283
TOTAL NET ASSETS - 100.00%				$83,141,097

See accompanying Notes to the Financial Statements

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144a of the Securities Act of 1933

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2006, was as follows*:

Cost of investments	$57,375,540
Gross unrealized appreciation	26,777,959
Gross unrealized depreciation	(1,328,691)
Net unrealized appreciation	$25,449,268

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                                  Edson L. Bridges III, President and
                                                    Chief Executive and Investment Officer

Date    5/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Edson L. Bridges III
                                                   Edson L. Bridges III, President and
                                                     Chief Executive and Investment Officer
Date     5/19/06
By (Signature and Title)* /s/ Randall D. Greer
                                                   Randall D. Greer, Executive Vice President
                                                       and Chief Compliance Officer

Date   5/19/06

By (Signature and Title)*    /s/ Nancy K. Dodge
                                                      Nancy K. Dodge, Treasurer

Date   5/19/06

* Print the name and title of each signing officer under his or her signature.